Property, Plant and Equipment - CIP (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Construction-in-Progress Activity
Property, Plant and Equipment, Gross, Beginning Balance	$ 16,046,616
Property, Plant and Equipment, Gross, Ending Balance	17,435,430	$ 16,046,616
Interest capitalized to properties under development	3,925	57,625
Construction-in-progress
Construction-in-Progress Activity
Property, Plant and Equipment, Gross, Beginning Balance	2,830,407	337,255
Add: Purchases related to CIP	622,227	3,921,014
Less: Transfer due to placed in service	(3,297,486)	(1,427,862)
Property, Plant and Equipment, Gross, Ending Balance	155,148	2,830,407
Construction-in-Progress, Leasehold Improvements
Construction-in-Progress Activity
Property, Plant and Equipment, Gross, Beginning Balance	1,208,107	337,255
Add: Purchases related to CIP	425,438	2,298,714
Less: Transfer due to placed in service	(1,570,194)	(1,427,862)
Property, Plant and Equipment, Gross, Ending Balance	63,351	1,208,107
Construction in Progress, Build-to-suit Equipment
Construction-in-Progress Activity
Property, Plant and Equipment, Gross, Beginning Balance	1,583,054
Add: Purchases related to CIP	82,687	1,583,054
Less: Transfer due to placed in service	(1,665,741)
Property, Plant and Equipment, Gross, Ending Balance		1,583,054
Construction-in-Progress, Lab Equipment
Construction-in-Progress Activity
Property, Plant and Equipment, Gross, Beginning Balance	39,246
Add: Purchases related to CIP	114,102	39,246
Less: Transfer due to placed in service	(61,551)
Property, Plant and Equipment, Gross, Ending Balance	$ 91,797	$ 39,246